Analysis of changes in financing during the year - Share capital, share premium and paid-in equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity at beginning of period	£ 37,188	£ 36,496	£ 41,803
Equity at end of period	39,378	37,188	36,496
Share capital, share premium and paid-in equity
Equity at beginning of period	14,734	15,590	16,519
Issue of paid-in equity	1,390
Net cash flows from financing activities	1,390
Shares repurchased	(711)	(856)	(929)
Equity at end of period	£ 15,413	£ 14,734	£ 15,590